DISCONTINUED OPERATIONS (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Disposal Costs Incurred		$ 0.9
Profit (loss) from discontinued operations	[1]		$ (154.9)	$ 50.0
Discontinued operations [member]
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Profit (loss) from discontinued operations			(154.1)	56.3
Peak Mines [Member] | Discontinued operations [member]
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Net assets held for sale				$ 46.2
Disposal Costs Incurred			(2.6)
Gross proceeds from sale of Peak Mines			58.3
Other Closure Adjustments			(10.3)
Total FVLCS	[2]		45.4
Profit (loss) from discontinued operations			$ (0.8)

[1]	For the year ended December 31, 2018 and comparative periods, both Peak Mines and Mesquite have been classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 15 for further details.
[2]	In the fourth quarter of 2017, in conjunction with the sale agreement, the Company received a $3.0 million prepayment from the buyer which was recorded as a deferred benefit on the statement of financial position. This deferred benefit was recognized into loss from discontinued operations upon completion of the sale.